PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 17 - PROPERTY, PLANT AND EQUIPMENT

The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	377,961	372,589	-	-	377,961	372,589
Land	42,979	48,406	-	-	42,979	48,406
Buildings	123,836	133,488	(58,629)	(58,626)	65,207	74,862
Plant and equipment	12,983,173	13,993,044	(5,292,429)	(4,630,001)	7,690,744	9,363,043
Own aircraft (3) (4)	12,375,500	13,268,562	(5,088,297)	(4,421,211)	7,287,203	8,847,351
Other (2)	607,673	724,482	(204,132)	(208,790)	403,541	515,692
Machinery	27,402	33,658	(23,986)	(28,441)	3,416	5,217
Information technology equipment	147,754	161,992	(132,923)	(141,216)	14,831	20,776
Fixed installations and accessories	154,414	171,469	(105,215)	(111,635)	49,199	59,834
Motor vehicles	49,345	67,060	(44,140)	(60,327)	5,205	6,733
Leasehold improvements	201,828	234,249	(127,420)	(135,789)	74,408	98,460
Subtotal Properties, plant and equipment	14,108,692	15,215,955	(5,784,742)	(5,166,035)	8,323,950	10,049,920
b) Right of use
Aircraft (3)	5,369,519	5,438,404	(3,031,477)	(2,669,864)	2,338,042	2,768,540
Other assets	244,847	255,149	(176,570)	(153,991)	68,277	101,158
Subtotal Right of use	5,614,366	5,693,553	(3,208,047)	(2,823,855)	2,406,319	2,869,698
Total	19,723,058	20,909,508	(8,992,789)	(7,989,890)	10,730,269	12,919,618

(1)	As of December 31, 2020, includes advances paid to aircraft manufacturers for ThUS$ 360,387 (ThUS$ 348,148 as of December 31, 2019)

(2)	Consider mainly rotables and tools.

(3)	As of December 31, 2020, due to the process of Chapter 11, 29 aircraft lease contract were rejected, 19 were presented as to Property, plant and equipment, (2 A350, 11 A321, 1 A320, 1 A320N and 4 B787) and 10 were presented as to right of use assets, (1 A319, 7 A320 and 2 B767).

(4)	As of December 31, 2020, eleven B767 aircraft were classified as non-current assets or groups of assets for disposal as held for sale.

(a)	Movement in the different categories of Property, plant and equipment:

					Information	Fixed			Property,
				Plant and	technology	installations	Motor	Leasehold	Plant and
	Construction		Buildings	equipment	equipment	& accessories	vehicles	improvements	equipment
	in progress	Land	net	net	net	net	net	net	net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2018	556,822	49,780	124,548	9,138,591	30,156	80,777	436	84,225	10,065,335
Additions	7,927	-	-	635,367	4,995	64	24	20,410	668,787
Disposals	-	(8)	(1,412)	(4,747)	(30)	(74)	(14)	-	(6,285)
Retirements	(80)	-	(19)	(63,774)	(92)	(27)	-	(4)	(63,996)
Depreciation expenses	-	-	(6,219)	(705,577)	(11,677)	(12,538)	(146)	(27,766)	(763,923)
Foreign exchange	(714)	(4,348)	(4,244)	(94,488)	(1,819)	(8,499)	(28)	(2,351)	(116,491)
Other increases (decreases)	65,992	-	(89)	78,341	732	10,195	273	8,753	164,197
Adjustment application IAS 29	373	-	-	3,869	299	1,111	89	-	5,741
Changes, total	73,498	(4,356)	(11,983)	(151,009)	(7,592)	(9,768)	198	(958)	(111,970)
Closing balance as of December 31, 2018	630,320	45,424	112,565	8,987,582	22,564	71,009	634	83,267	9,953,365

Opening balance as of January 1, 2019	630,320	45,424	112,565	8,987,582	22,564	71,009	634	83,267	9,953,365

Additions	21,884	7,950	-	1,694,640	6,580	26	73	34,988	1,766,141
Disposals	-	(28)	(47)	(23,945)	(13)	(75)	(11)	-	(24,119)
Retirements	(20)	-	-	(64,838)	(85)	(77)	-	(362)	(65,382)
Depreciation expenses	-	-	(5,768)	(776,225)	(8,574)	(11,945)	(94)	(19,001)	(821,607)
Foreign exchange	(1,340)	(1,103)	(914)	(24,615)	(234)	(2,007)	(125)	(432)	(30,770)
Other increases (decreases)	(278,255)	(3,837)	(30,974)	(418,083)	538	2,903	-	-	(727,708)
Changes, total	(257,731)	2,982	(37,703)	386,934	(1,788)	(11,175)	(157)	15,193	96,555
Closing balance as of December 31, 2019	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	10,049,920

Opening balance as of January 1, 2020	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	10,049,920

Additions	6,535	-	-	485,800	1,295	9	-	-	493,639
Disposals	-	-	-	(1,439)	(112)	(31)	(4)	-	(1,586)
Rejection fleet (*)	-	-	-	(1,081,496)	-	-	-	(82)	(1,081,578)
Retirements	(39)	-	-	(107,912)	(55)	(3,250)			(111,256)
Depreciation expenses	-	-	(4,819)	(682,102)	(6,186)	(9,037)	(81)	(16,542)	(718,767)
Foreign exchange	(2,601)	(5,428)	(4,836)	(146,219)	(1,543)	(7,195)	4	(2,587)	(170,405)
Other increases (decreases) (**)	1,477	1	-	(142,179)	656	8,869	-	(4,841)	(136,017)
Changes, total	5,372	(5,427)	(9,655)	(1,675,547)	(5,945)	(10,635)	(81)	(24,052)	(1,725,970)

Closing balance as of December 31, 2020	377,961	42,979	65,207	7,698,969	14,831	49,199	396	74,408	8,323,950

(*)	Include aircraft lease rejection due to Chapter 11 process.

(**)	Include the reclassification of 4 A350 aircraft that were incorporated on property plant and equipment from available for sale for ThU$ 464,812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThU$ 606,522 (see note 13).

(b) Right of use assets:

	Aircraft	Others	Net right of use assets
	ThUS $	ThUS $	ThUS $

Opening balances as of January 1, 2018	2,786,685	78,632	2,865,317
Additions	289,209	37,089	326,298
Depreciation expense	(371,789)	(19,349)	(391,138)
Cummulative translate adjustment	(9,490)	(4,261)	(13,751)
Other increases (decreases)	(238,282)	-	(238,282)
Total changes	(330,352)	13,479	(316,873)
Final balances as of December 31, 2018	2,456,333	92,111	2,548,444

Opening balances as of January 1, 2019	2,456,333	92,111	2,548,444
Additions	732,489	20,675	753,164
Depreciation expense	(377,911)	(22,473)	(400,384)
Cummulative translate adjustment	(2,046)	(2,515)	(4,561)
Other increases (decreases)	(40,325)	13,360	(26,965)
Total changes	312,207	9,047	321,254
Final balances as of December 31, 2019	2,768,540	101,158	2,869,698
Opening balances as of January 1, 2020	2,768,540	101,158	2,869,698
Additions	-	399	399
Fleet rejection (*)	(9,090)	-	(9,090)
Write off	-	-	-
Depreciation expense	(395,936)	(22,492)	(418,428)
Cummulative translate adjustment	(6,578)	(11,173)	(17,751)
Other increases (decreases)	(18,894)	385	(18,509)
Total changes	(430,498)	(32,881)	(463,379)
Final balances as of December 31, 2020	2,338,042	68,277	2,406,319

(*) Include aircraft lease rejection due to Chapter 11 process.

(c) Composition of the fleet

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets		Total fleet
Aircraft	Model	As of December 31, 2020		As of December 31, 2019		As of December 31, 2020	As of December 31, 2019	As of December 31, 2020		As of December 31, 2019

Boeing 767	300ER	17		28		-	2	17		30
Boeing 767	300F	11	(1)	11	(1)	1	1	12	(1)	12	(1)
Boeing 777	300ER	4		4		6	6	10		10
Boeing 787	800	6		6		4	4	10		10
Boeing 787	900	2		6		10	10	12		16
Airbus A319	100	37		37		7	9	44		46
Airbus A320	200	96	(2)	96	(2)	38	46	134	(2)	142	(2)
Airbus A320	NEO	6		7		6	6	12		13
Airbus A321	200	19		30		19	19	38		49
Airbus A350	900	4		2		7	7	11		9
Total		202		227		98	110	300		337

(1) One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.

(2) Two aircraft leased to Sundair.

(d) Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

(e) Additional information regarding Property, plant and equipment:

(i) Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

				As of		As of
				December 31,		December 31,
				2020		2019
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
					-
Wilmington	MUFG	Aircraft and engines	Airbus A319	69,375	268,746	74,713	256,937
Trust Company			Airbus A320	63,581	257,613	70,644	256,651
			Boeing 767	43,628	180,591	61,728	196,244
			Boeing 787	114,936	119,229	120,938	127,283
	Wilmington	Aircraft and engines	Airbus A321	-	-	353,774	452,107
	Trust Company		Boeing 787	-	-	332,131	374,998
			Airbus A350	-	-	180,320	192,620
	Citibank N.A.	Aircraft and engines	Boeing 787	-	-	143,475	191,804

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	1,073	6,936	-	-
			Airbus A320	139,192	122,251	85,986	95,148
			Airbus A321 / A350	30,733	28,127	83,281	67,882
			Boeing 767	10,404	32,802	10,404	35,226
			Boeing 787	91,797	43,020	74,023	36,594
Bank Of Utah	BNP Paribas	Aircraft and engines (2)	Airbus A320 / A350	262,420	289,946	296,441	378,462
			Boeing 787	211,849	246,349	217,500	259,934
	Investec	Aircraft and engines (2)	Airbus A320 / A350	37,870	-	44,088	-
	SMBC	Aircraft and engines (2)	Airbus A350	130,000	134,780	-	-
Natixis	Natixis	Aircraft and engines	Airbus A321	271,129	375,645	282,927	384,224
Citibank N.A.	Citibank N.A.	Aircraft and engines	Airbus A319	27,936	38,836	-	-
			Airbus A320	128,030	214,597	-	-
			Airbus A321	41,599	81,706	-	-
			Airbus A350	15,960	26,823	-	-
			Airbus B767	90,846	197,797	-	-
			Airbus B787	23,156	19,047	-	-
			Rotables	162,477	145,708	-	-
UMB Bank	MUFG	Aircraft and engines	Airbus A320	167,371	246,293	106,250	149,607
MUFG Bank	MUFG Bank	Aircraft and engines	Airbus A320	215,043	295,036	216,411	310,311
Total direct guarantee				2,350,405	3,371,878	2,755,034	3,766,032

(1)	For the syndicated loans, is the Guarantee Agent that represent different creditors.

(2)	As of December 31, 2020, four A350 aircraft were reincorporated to Property, plant and equipment due to cancellation of the sale contract. Which were classified previously as Non-current assets or groups of assets for disposal as held for sale.

The amounts of the current debt are presented at their nominal value. The net book value corresponds to the assets granted as collateral.

Additionally, there are indirect guarantees associated with assets registered in properties, plants and equipment whose total debt as of December 31, 2020, amounts to ThUS$ 1,642,779 (ThUS$ 1,762,611 as of December 31, 2019). The book value of the assets with indirect guarantees as of December 31, 2020, amounts to ThUS$ 3,496,397 (ThUS$ 3,866,237 as of December 31, 2019).

As of December 31, 2020, given the Chapter 11 process, nineteen aircraft corresponding to Property, plant and equipment were rejected, of which eighteen had direct guarantees and one indirect guarantee.

As of December 31, 2020, the Company keeps valid letters of credit related to assets by right of use according to the following detail:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
Avolon Aerospace AOE 62 Limited	Latam Airlines Group S.A.	Seven letters of credit	3,554	Feb 05, 2021
Bank of Utah	Latam Airlines Group S.A.	One letter of credit	2,000	Mar 24, 2021
GE Capital Aviation Services Ltd.	Latam Airlines Group S.A.	Three letters of credit	12,198	Jan 20, 2021
ORIX Aviation Systems Limited	Latam Airlines Group S.A.	Three letters of credit	8,445	Nov 26, 2021
Wells Fargo Bank	Latam Airlines Group S.A.	Six letters of credit	11,870	Feb 04, 2021
BBAM	Latam Airlines Group S.A.	Two letters of credit	1,695	Jan 14, 2021
Merlin Aviation Leasing (Ireland) 18 Limited	Tam Linhas Aéreas S.A.	Two letters of credit	3,852	Mar 15, 2021
RB Comercial Properties 49
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	27,193	Apr 29, 2021
			70,807

(ii) Commitments and others

Fully depreciated assets and commitments for future purchases are as follows:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Gross book value of fully depreciated property, plant and equipment still in use	206,497	261,792
Commitments for the acquisition of aircraft (*)	7,500,000	7,390,000

(*)	According to the manufacturer’s price list.

Purchase commitment of aircraft

	Year of delivery
Manufacturer	2021-2026	Total
Airbus S.A.S.	44	44
A320-NEO Family	42	42
A350 Family	2	2
The Boeing Company	6	6
Boeing 787-9	6	6
Total	50	50

As of December 31, 2020, as a result of the different aircraft purchase contracts signed with Airbus SAS, 42 Airbus A320 family aircraft remain to be received with deliveries between 2020 and 2024 and 2 Airbus aircraft of the A350 family with delivery dates. by 2026. The approximate amount, according to the manufacturer’s list prices, is ThUS $ 5,700,000.

As of December 31, 2020, as a result of the different aircraft purchase contracts signed with The Boeing Company, 6 Boeing 787 Dreamliner aircraft remain to be received with delivery dates between 2021 and 2023. The approximate amount, according to list prices from the manufacturer, is ThUS $ 1,800,000.

The delivery dates of some aircraft could be modified as a result of the continuous discussions held with aircraft manufacturer in the context of the current situation of the company.

(iii)	Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended December 31,
		2020	2019	2018
Average rate of capitalization of capitalized interest costs	%	3.52	4.72	4.64
Costs of capitalized interest	ThUS$	11,627	1,444	13,007